Related Party Balances and Transactions (Details) - Schedule of due from related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Due from related parties	$ 741,340	$ 1,954,517
MingZhu Logistics [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Relationship	Mr. Jinlong Yang's family member as sole shareholder
Nature	Lending with no interests
Due from related parties	$ 346,986	1,844,661
Mr. Jinlong Yang [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Relationship	Chairman and Chief Executive Officer
Nature	Advances for operational purpose
Due from related parties	$ 394,354	$ 109,856